Quarterly Holdings Report
for

Fidelity Advisor® Growth & Income Fund

February 28, 2021

AGAI-QTLY-0421
1.797925.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	84,709	$4,684
Entertainment - 3.1%
Activision Blizzard, Inc.	29,900	2,859
Nintendo Co. Ltd. ADR	21,000	1,620
The Walt Disney Co. (a)	40,200	7,599
Vivendi SA	147,800	5,116
		17,194
Media - 4.1%
Comcast Corp. Class A	369,158	19,462
Interpublic Group of Companies, Inc.	141,800	3,704
		23,166

TOTAL COMMUNICATION SERVICES		45,044

CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.8%
BorgWarner, Inc.	97,000	4,365
Automobiles - 0.2%
Harley-Davidson, Inc.	25,900	924
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc. Class A	3,400	503
Starbucks Corp.	9,600	1,037
		1,540
Household Durables - 0.8%
Sony Corp. sponsored ADR	10,100	1,069
Whirlpool Corp.	18,600	3,535
		4,604
Specialty Retail - 1.1%
Lowe's Companies, Inc.	39,357	6,287
Textiles, Apparel & Luxury Goods - 0.0%
Puma AG	2,244	238
Tapestry, Inc.	300	13
		251

TOTAL CONSUMER DISCRETIONARY		17,971

CONSUMER STAPLES - 7.0%
Beverages - 2.0%
Anheuser-Busch InBev SA NV ADR	12,500	722
Diageo PLC sponsored ADR	15,400	2,429
Keurig Dr. Pepper, Inc.	35,000	1,068
Pernod Ricard SA	5,200	987
Remy Cointreau SA	3,023	576
The Coca-Cola Co.	110,784	5,427
		11,209
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,700	111
Sysco Corp. (b)	50,200	3,997
		4,108
Food Products - 0.2%
Lamb Weston Holdings, Inc.	13,400	1,069
Household Products - 0.5%
Colgate-Palmolive Co.	5,600	421
Energizer Holdings, Inc.	14,700	614
Procter & Gamble Co.	500	62
Spectrum Brands Holdings, Inc.	21,200	1,644
		2,741
Tobacco - 3.6%
Altria Group, Inc.	376,120	16,399
British American Tobacco PLC sponsored ADR (c)	102,180	3,582
		19,981

TOTAL CONSUMER STAPLES		39,108

ENERGY - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Cabot Oil & Gas Corp.	25,900	479
Cenovus Energy, Inc.	2,300	17
Cenovus Energy, Inc. (Canada)	649,800	4,810
Exxon Mobil Corp.	446,000	24,249
Hess Corp.	109,700	7,189
Kosmos Energy Ltd.	408,800	1,259
Magellan Midstream Partners LP	27,200	1,133
Phillips 66 Co.	36,700	3,048
Royal Dutch Shell PLC Class B sponsored ADR	130,300	5,066
		47,250
FINANCIALS - 17.8%
Banks - 12.4%
Bank of America Corp.	541,942	18,811
JPMorgan Chase & Co. (b)	51,543	7,586
M&T Bank Corp.	9,500	1,434
PNC Financial Services Group, Inc.	46,316	7,798
Truist Financial Corp.	116,449	6,633
U.S. Bancorp	88,930	4,447
Wells Fargo & Co.	623,950	22,568
		69,277
Capital Markets - 3.6%
Brookfield Asset Management, Inc. Class A	26,401	1,065
KKR & Co. LP	46,513	2,119
Morgan Stanley	30,530	2,347
Northern Trust Corp.	71,437	6,796
Raymond James Financial, Inc.	22,500	2,627
S&P Global, Inc.	100	33
State Street Corp.	72,970	5,310
		20,297
Consumer Finance - 0.5%
Discover Financial Services	26,300	2,474
Shriram Transport Finance Co. Ltd.	15,726	273
		2,747
Insurance - 0.9%
American Financial Group, Inc.	3,400	363
Chubb Ltd.	11,200	1,821
Marsh & McLennan Companies, Inc.	14,366	1,655
Old Republic International Corp.	15,200	294
The Travelers Companies, Inc.	8,100	1,179
		5,312
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	22,900	944
Radian Group, Inc.	65,990	1,346
		2,290

TOTAL FINANCIALS		99,923

HEALTH CARE - 13.8%
Biotechnology - 0.3%
AbbVie, Inc.	12,200	1,314
Intercept Pharmaceuticals, Inc. (a)	19,495	422
		1,736
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	8,475	2,044
Boston Scientific Corp. (a)	91,400	3,544
GN Store Nord A/S	4,000	336
Sonova Holding AG Class B	2,053	525
		6,449
Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.	13,900	1,407
Cardinal Health, Inc.	66,200	3,411
Cigna Corp.	32,800	6,885
CVS Health Corp.	98,851	6,735
McKesson Corp.	35,733	6,057
Patterson Companies, Inc.	45,600	1,416
UDG Healthcare PLC (United Kingdom)	15,300	164
UnitedHealth Group, Inc.	21,600	7,176
		33,251
Pharmaceuticals - 6.4%
Bayer AG	99,473	6,042
Bristol-Myers Squibb Co.	183,500	11,254
Eli Lilly & Co.	5,900	1,209
GlaxoSmithKline PLC sponsored ADR	170,509	5,731
Johnson & Johnson	62,901	9,967
Sanofi SA sponsored ADR	29,400	1,349
Viatris, Inc. (a)	7,200	107
		35,659

TOTAL HEALTH CARE		77,095

INDUSTRIALS - 17.1%
Aerospace & Defense - 2.0%
Airbus Group NV	8,100	941
General Dynamics Corp.	11,500	1,880
Huntington Ingalls Industries, Inc.	8,900	1,566
MTU Aero Engines Holdings AG	3,300	784
Raytheon Technologies Corp.	15,731	1,132
Safran SA (a)	7,200	981
The Boeing Co.	19,600	4,155
		11,439
Air Freight & Logistics - 2.4%
DSV Panalpina A/S	2,000	367
Expeditors International of Washington, Inc.	700	64
FedEx Corp.	10,400	2,647
United Parcel Service, Inc. Class B	64,279	10,145
		13,223
Building Products - 0.4%
A.O. Smith Corp.	5,400	321
Johnson Controls International PLC	32,700	1,824
		2,145
Commercial Services & Supplies - 0.5%
Healthcare Services Group, Inc. (c)	60,000	1,707
HNI Corp.	9,300	331
Interface, Inc.	40,100	498
Ritchie Bros. Auctioneers, Inc.	1,300	71
		2,607
Electrical Equipment - 1.2%
Acuity Brands, Inc.	8,800	1,085
Hubbell, Inc. Class B	11,612	2,061
Rockwell Automation, Inc.	1,600	389
Vertiv Holdings LLC (d)	160,000	3,349
		6,884
Industrial Conglomerates - 6.7%
3M Co.	11,800	2,066
General Electric Co. (b)	2,840,493	35,622
		37,688
Machinery - 2.0%
Caterpillar, Inc.	5,100	1,101
Cummins, Inc.	4,500	1,139
Donaldson Co., Inc.	48,000	2,828
Epiroc AB (A Shares)	20,000	424
Flowserve Corp.	24,500	907
Fortive Corp.	19,000	1,251
Kardex AG	550	117
Nordson Corp.	5,000	962
Otis Worldwide Corp.	7,265	463
Stanley Black & Decker, Inc.	5,000	874
Westinghouse Air Brake Co.	15,031	1,089
		11,155
Professional Services - 0.4%
Equifax, Inc.	5,400	874
RELX PLC (London Stock Exchange)	45,300	1,068
Robert Half International, Inc.	800	62
		2,004
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	2,720	399
Knight-Swift Transportation Holdings, Inc. Class A	73,400	3,171
		3,570
Trading Companies & Distributors - 0.9%
Brenntag AG	2,900	225
Fastenal Co.	11,700	543
MSC Industrial Direct Co., Inc. Class A	600	52
Watsco, Inc.	17,064	4,148
		4,968

TOTAL INDUSTRIALS		95,683

INFORMATION TECHNOLOGY - 19.9%
Electronic Equipment & Components - 0.4%
CDW Corp.	8,800	1,381
Vontier Corp. (a)	15,900	499
		1,880
IT Services - 4.6%
Amadeus IT Holding SA Class A (a)	43,900	3,065
DXC Technology Co.	10,300	260
Edenred SA	26,600	1,473
Fidelity National Information Services, Inc.	39,600	5,465
Genpact Ltd.	45,600	1,844
IBM Corp.	16,300	1,939
MasterCard, Inc. Class A	2,200	778
Unisys Corp. (a)	73,292	1,799
Visa, Inc. Class A	43,740	9,290
		25,913
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	12,300	1,917
Applied Materials, Inc. (b)	14,795	1,749
Intel Corp.	41,800	2,541
Lam Research Corp.	1,800	1,021
Marvell Technology Group Ltd.	22,500	1,086
NXP Semiconductors NV	17,600	3,213
Qualcomm, Inc. (b)	88,698	12,080
		23,607
Software - 7.4%
Microsoft Corp. (b)	146,073	33,944
Open Text Corp.	13,700	610
SAP SE sponsored ADR (c)	47,500	5,859
Temenos Group AG	9,280	1,252
		41,665
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	144,592	17,533
Samsung Electronics Co. Ltd.	13,520	989
		18,522

TOTAL INFORMATION TECHNOLOGY		111,587

MATERIALS - 2.3%
Chemicals - 1.2%
DuPont de Nemours, Inc. (b)	62,200	4,374
Nutrien Ltd.	28,880	1,559
PPG Industries, Inc.	7,600	1,025
		6,958
Metals & Mining - 1.1%
BHP Billiton Ltd. sponsored ADR (c)	55,800	4,236
Freeport-McMoRan, Inc.	48,800	1,655
		5,891

TOTAL MATERIALS		12,849

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	10,400	2,248
CoreSite Realty Corp.	7,400	901
Equinix, Inc.	110	71
Public Storage	200	47
Simon Property Group, Inc.	26,900	3,038
		6,305
UTILITIES - 0.9%
Electric Utilities - 0.7%
Duke Energy Corp.	9,100	779
Entergy Corp.	11,200	972
Exelon Corp.	11,900	459
Southern Co.	29,500	1,673
		3,883
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	21,600	420
Sempra Energy	5,700	661
		1,081

TOTAL UTILITIES		4,964

TOTAL COMMON STOCKS
(Cost $387,367)		557,779

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 6.50%	12,900	681
Boston Scientific Corp. Series A 5.50%	7,700	852
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,415)		1,533
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $859)	1,093	712
	Shares	Value (000s)

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $1,482)	1,136,507	650

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.07% (g)	194,576	195
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	14,494,417	14,496
TOTAL MONEY MARKET FUNDS
(Cost $14,691)		14,691
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $405,814)		575,365
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(14,538)
NET ASSETS - 100%		$560,827

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Applied Materials, Inc.	Chicago Board Options Exchange	33	$390	$105.00	3/19/21	$(49)
Applied Materials, Inc.	Chicago Board Options Exchange	33	390	110.00	3/19/21	(36)
DuPont de Nemours, Inc.	Chicago Board Options Exchange	90	633	90.00	3/19/21	0
DuPont de Nemours, Inc.	Chicago Board Options Exchange	6	42	95.00	3/19/21	0
General Electric Co.	Chicago Board Options Exchange	1,417	1,777	13.00	3/19/21	(50)
General Electric Co.	Chicago Board Options Exchange	1,417	1,777	15.00	6/18/21	(72)
JPMorgan Chase & Co.	Chicago Board Options Exchange	50	736	145.00	3/19/21	(28)
JPMorgan Chase & Co.	Chicago Board Options Exchange	22	324	160.00	3/19/21	(2)
JPMorgan Chase & Co.	Chicago Board Options Exchange	22	324	160.00	5/21/21	(9)
Microsoft Corp.	Chicago Board Options Exchange	71	1,650	240.00	3/19/21	(22)
Qualcomm, Inc.	Chicago Board Options Exchange	39	531	165.00	3/19/21	(1)
Sysco Corp.	Chicago Board Options Exchange	45	358	90.00	5/21/21	(9)
TOTAL WRITTEN OPTIONS						$(278)

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $8,932,000.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,999,000 or 0.7% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$1,482
Vertiv Holdings LLC	2/6/20	$1,600

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$0
Fidelity Securities Lending Cash Central Fund	3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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